INCOME TAXES - Schedule of Loss Carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 28,599	$ 9,933
Globant S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,915	1,099
eWave Holdings Pty Ltd
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1	0
IBS Integ Bus Solutions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	1,606
Globant Brasil Cons. Ltda
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,763	0
Grupo Assa Corp.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	41
Augmented Coding US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	558
Globant Colombia S.A.S
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	306	0
Pentalog France SAS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	2,389	0
Globant Ireland Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	5	0
Globant Portugal, Unipessoal Lda
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	37	50
Globant España S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	3,643	328
Augmented Coding Spain SA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	910
Sports Reinvention Entertainment Group S.L
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	524	1,890
LaLiga Content Protection S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	293	367
Codebay Innovation S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	100	0
Common Management Solutions, S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	518	0
Omnia FZ LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	107	0
Blankfactor LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	8,936	0
Blankfactor Holdings UK Ltd
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	10	0
GUT Agency LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,561	1,140
2034 | Gut Agency Mexico City S. de R.L. de C.V.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	235	0
2029 | IAFH GLOBAL S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,741	0
2028 | GUT Agency SRL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	1,371
2027 | BSF S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	309
2027 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	24	150
2026 - 2029 | Sistemas Globales S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 4,491	$ 114